CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 771,087	$ 2,338,783
Accounts receivable	24,457	0
Value added tax receivable	61,422	77,197
Inventory	198,439	137,976
Other current assets	24,377	19,721
Total current assets	1,079,782	2,573,677
Property, plant and equipment, net	884,871	4,576
TOTAL ASSETS	1,964,653	2,578,253
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	271,092	57,349
Due to related party	82,014	0
Accrued expenses and other current liabilities	36,061	48,016
Total current liabilities	389,167	105,365
Total liabilities	389,167	105,365
Stockholders' equity:
Common stock, $0.001 par value; 100,000,000 shares authorized; 54,362,100 issued and outstanding at September 30, 2012 and December 31, 2011, respectively	54,362	54,362
Additional paid-in capital	4,213,767	3,839,753
Accumulated deficit	(2,692,643)	(1,421,227)
Total stockholders' equity	1,575,486	2,472,888
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,964,653	$ 2,578,253